Schedule III Rollforward of Real Estate Assets and Accumulated Depreciation (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Investment in Real Estate [Roll Forward]
Beginning Balance	$ 67,212,039
Acquisition Through Foreclosure	0
Improvements	0
Impairment Charge	(3,395,430)
Ending Balance	63,816,609
Accumulated Depreciation [Roll Forward]
Beginning Balance	3,826,700
Depreciation for the year	1,664,841
Ending Balance	$ 5,491,541